RELATED PARTY TRANSACTIONS (Details 5) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Sales Of Goods and Services To Related Parties Amount	$ 5,366,787	$ 4,298,063	$ 6,394,970
China Techenergy [Member]
Sales Of Goods and Services To Related Parties Amount	3,657,215	3,557,125	4,189,366
Shenhua Information [Member]
Sales Of Goods and Services To Related Parties Amount	1,411,274	727,460	2,184,844
Hollysys Machine [Member]
Sales Of Goods and Services To Related Parties Amount	296,523	0	0
Electric Motor [Member]
Sales Of Goods and Services To Related Parties Amount	1,775	13,478	11,038
Zhejiang Sanxin [Member]
Sales Of Goods and Services To Related Parties Amount	0	0	8,337
Hollysys Equipment [Member]
Sales Of Goods and Services To Related Parties Amount	$ 0	$ 0	$ 1,385